Significant Accounting Policies and Practices (Details) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 09, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies and Practices (Details) [Line Items]
Uninsured cash balance		$ 0		$ 0
Total assets		0		0
Goodwill		0		0	$ 5,415
Intangible assets net		25,258		28,043	103,550
Amortization expense		2,784	$ 6,631	39,873	0
Derivative liability		1,459,084		1,668,038
Change in the derivative valuation		270,784	0
Fixed fees	$ 5,308	5,308
Branded articles				2,500
Promotional discounts amount		9.99
Free trials amount		99
Deferred revenue		98,511		118,862
Credit loss		0	0
Marketing and advertising costs		106,474	41,463
Dividend yield				0
Stock based compensation		$ 11,307,992	$ 949,924	$ 3,567,402
Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

In December 2023, the FASB issued Accounting Standards Update 2023-09 – Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements by:

●	Standardizing and disaggregating rate reconciliation categories.
●	Requiring disclosure of income taxes paid by jurisdiction.

This ASU is effective for annual periods beginning after December 15, 2024, and may be applied on a prospective or retrospective basis. Early adoption is permitted.

The adoption of ASU 2023-09 did not have a material impact on the Company’s consolidated financial statements.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 requires disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of segment profit or loss. The update also requires disclosure regarding the CODM and expands the interim segment disclosure requirements. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of ASU 2023-07 did not have a material impact on the Company’s condensed consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04 – Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarifies the accounting for inducements offered to holders of convertible debt. The amendments:

●	Require application of the “pre-existing contract” approach when determining whether a transaction qualifies as an induced conversion.
●	Clarify that induced conversion accounting may apply whether settlement is in cash or equity, provided the original conversion terms are preserved.
●	Provide guidance for evaluating inducements when the underlying convertible debt was modified or exchanged within the prior 12 months.

This ASU is effective for annual periods beginning after December 15, 2025, and for interim periods within those annual periods. Early adoption is permitted.

The adoption of ASU 2024-04 did not have a material impact on the Company’s consolidated financial statements.

Recently Adopted Accounting Guidance

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 requires disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of segment profit or loss. The update also requires disclosure regarding the CODM and expands the interim segment disclosure requirements. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of ASU 2023-07 did not have a material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 – Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements by:

●	Standardizing and disaggregating rate reconciliation categories.
●	Requiring disclosure of income taxes paid by jurisdiction.

This ASU is effective for annual periods beginning after December 15, 2024, and may be applied on a prospective or retrospective basis. Early adoption is permitted.

Deemed dividend				$ 2,071,047	30,946,827
Goodwill assets of discontinued operations		$ 7,818,805		7,818,805
Impairment charge				3,034
Impairment charge of goodwill				35,723
Deferred revenue				118,862	146,950
Credit loss					0
Marketable equity securities				518,594	0
Air Mobility Business [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Impairment charge				$ 223,579
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Revenue percentage		33.87%		38.58%
Customer Concentration Risk [Member] | One Customer [Member] | Agency Revenue [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Revenue percentage				99.27%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Revenue percentage			46.00%
Previously Reported [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Goodwill				$ 0	$ 5,415
Intangible assets net				28,043
Impairment charge				3,034
Impairment charge of goodwill				35,723
Minimum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients		$ 5,000
Fixed fees		5,000		$ 5,000
Branded challenges		10,000
Branded articles		$ 2,500
Vesting period		1 year		1 year
Contract amounts for partner and monthly services clients				$ 5,000
Branded challenges				10,000
Maximum [Member]
Significant Accounting Policies and Practices (Details) [Line Items]
Contract amounts for partner and monthly services clients		$ 45,000
Fixed fees		60,000		60,000
Branded challenges		25,000
Branded articles		$ 10,000		$ 10,000
Vesting period		3 years		3 years
Contract amounts for partner and monthly services clients				$ 45,000
Branded challenges				$ 25,000